Summary of Significant Accounting Policies (Details)	12 Months Ended
	Aug. 31, 2025 USD ($)	Aug. 31, 2025 HKD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Insured amount	$ 102,597				$ 800,000
Cash on hand	24,227		$ 20,267
Bank balance	3,345,420		2,915,704
Impairment of long-lived assets
Mandatory contribution percentage	5.00%	5.00%
Advertising Expense	$ 158,721		149,571	463,796
Government subsidies other income				$ 5,513
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income	192	$ 1,500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly income	$ 3,848	$ 30,000